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                           [ROPES & GRAY LLP LETTERHEAD]

August 5, 2003
                                                         Jason B. Harrison
                                                         (617) 951-7321
                                                         jharrison@ropesgray.com

ELECTRONIC SUBMISSION - VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: Barr Rosenberg Series Trust (the "Trust"); (File Nos. 33-21677 and 811-5547); Rule 497(j) Filing

Ladies and Gentlemen:

     This letter is being transmitted by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the forms of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 45 to the Trust's Registration Statement on Form N-1A relating to the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg European Fund, AXA Rosenberg U.S. Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg Value Long/Short Equity Fund and AXA Rosenberg Global Long/Short Equity Fund.

     If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

/S/ JASON B. HARRISON

Jason B. Harrison

cc:  Sara Donaldson
     Joseph B. Kittredge, Jr., Esq.
     John B. McGinty, Jr., Esq.